Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129667
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%	4.94%	7.45%
Without Sales Load [Member] | C000129666
Average Annual Return [Line Items]
Average Annual Return, Percent	13.32%	4.68%	7.18%
Without Sales Load [Member] | C000169044
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	5.12%	7.62%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	6.14%	7.91%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	6.14%	7.91%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	6.14%	7.91%